SIGNIFICANT ACCOUNTING POLICIES (Derivatives) (Details) (Foreign Exchange Forward [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Notional principal amount	$ 65,098	$ 90,535
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	2,353	728
Derivative liabilities	$ 64